Label	Element	Value
Document And Entity Information Elements	ck0001478168_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2012
Registrant Name	dei_EntityRegistrantName	Oppenheimer SteelPath MLP Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001478168
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 03, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul. 03, 2013
Prospectus Date	rr_ProspectusDate	Jun. 28, 2013